Loans (Classes of the Loan Portfolio Summarized by the Aggregate Risk Level) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 224,526	$ 208,919
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	215,284	199,290
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	1,349	4,476
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	7,889	5,153
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	4
Real Estate: [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	184,125	175,724
Real Estate: [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	179,394	170,689
Real Estate: [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	139	755
Real Estate: [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	4,592	4,280
One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	90,565	90,186
One-to-four-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	87,808	86,077
One-to-four-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	2,757	4,109
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	28,658	25,773
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	28,658	25,018
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net		755
Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	56,075	50,660
Non-residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	54,337	50,660
Non-residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	1,738
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	174	935
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	174	935
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	8,653	8,170
Home equity and second mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	8,417	7,999
Home equity and second mortgages [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	139
Home equity and second mortgages [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	97	171
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	40,346	33,092
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	35,839	28,498
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	1,210	3,721
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	3,297	873
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	55	103
Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	51	103
Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 4